Goodwill (Tables)	9 Months Ended
Sep. 30, 2013
Goodwill
	September 30,	December 31,
	2013	2012
	(in thousands)

Opening balance	$315,441	$253,393
Current period acquisitions	43,877	55,759
Prior period acquisitions	-	1,382
Foreign exchange movement	1,330	4,907
Closing balance	$360,648	$315,441